Consolidated Statements Of Shareholders' Equity (USD $)	Common Stock [Member]	Retained Earnings [Member]	Total Shareholders' Equity Attributable To OCC [Member]	Noncontrolling Interest [Member]	Total
Balances at Oct. 31, 2008	$ 4,362,267	$ 30,469,937	$ 34,832,204		$ 34,832,204
Balances, shares at Oct. 31, 2008	6,208,861
Share-based compensation, net	803,749		803,749		803,749
Share-based compensation, net shares	449,687
Repurchase and retirement of common stock (at cost)		(454,699)	(454,699)		(454,699)
Repurchase and retirement of common stock, shares	(149,727)
Net income (loss)		(1,924,499)	(1,924,499)		(1,924,499)
Balances at Oct. 31, 2009	5,166,016	28,090,739	33,256,755		33,256,755
Balances, shares at Oct. 31, 2009	6,508,821
Share-based compensation, net	821,761		821,761		821,761
Share-based compensation, net shares	(85,825)
Repurchase and retirement of common stock (at cost)		(425,345)	(425,345)		(425,345)
Repurchase and retirement of common stock, shares	(142,823)
Common stock dividends declared, $0.01 per share		(62,802)	(62,802)		(62,802)
Net income (loss)		(5,732,925)	(5,732,925)	(277,382)	(6,010,307)
Balances at Oct. 31, 2010	5,987,777	21,869,667	27,857,444	(277,382)	27,580,062
Balances, shares at Oct. 31, 2010	6,280,173
Share-based compensation, net	630,973		630,973		630,973
Share-based compensation, net shares	190,613
Repurchase and retirement of common stock (at cost)		(846,287)	(846,287)		(846,287)
Repurchase and retirement of common stock, shares	(183,025)
Common stock dividends declared, $0.01 per share		(252,087)	(252,087)		(252,087)
Excess tax benefits from share-based compensastion	152,815		152,815		152,815
Net income (loss)		666,316	666,316	(208,817)	457,499
Balances at Oct. 31, 2011	$ 6,771,565	$ 21,437,609	$ 28,209,174	$ (486,199)	$ 27,722,975
Balances, shares at Oct. 31, 2011	6,287,761